SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended
	Nov. 07, 2017	Jun. 09, 2017	Mar. 03, 2017	Jul. 02, 2014	Oct. 31, 2017	Nov. 30, 2017
Stock Split		1 for 25		75 for 1
Increase/Decrease in issued and outstanding common shares		3,115,500		77,853,750
Master Lease Agreement [Member] | Utica Leaseco, LLC [Member] | Equipment [Member]
loaned amount					$ 980,000
Loan term					51 months
Monthly payments					$ 25,807
Subsequent Event [Member]
Aggregate purchase price			$ 2,225,000
Capital stock, shares purchased			450
Capital stock purchased, percentage			45.00%
Business acquisition, minimum cash balance maintainance restriction			$ 200,000
Purchase price cash portion description			The cash portion of the purchase price will be adjusted upward if Neeses final certified balance sheet, as of a date on or about the closing date does not reflect a cash balance of at least $200,000
Subsequent Event [Member] | Vesting promissory note [Member]
Additional paid in capital principal amount			$ 1,875,000
Subsequent Event [Member] | Short term promissory note [Member]
Additional paid in capital principal amount			$ 1,025,000
Subsequent Event [Member] | Fitness CF Purchase Agreement [Member]
Line of credit facility, description	the amount of such increase shall not exceed $100,000 in the aggregate
Capital contribution	$ 6,407,407
Subsequent Event [Member] | Home State Bank Loan Agreement [Member]
Additional advance					$ 125,000	$ 100,000